Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date	$ 106,413	$ 40,374
Carrying Amount [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling within One Year	15,143
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after One through Five Years	35,916
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years	55,354
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date	106,413
Fair Value [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling within One Year, Fair Value	15,142
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after One Through Five Years, Fair Value	35,477
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years, Fair Value	51,499
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value	$ 102,118